Securities - Available for Sale Securities and Held to Maturity Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 9,460	$ 18,107
Available for sale, Gross Unrealized Gains	131	207
Available for sale, Fair Value	9,591	18,314
Held to maturity, Amortized Cost	347,871	400,561
Held to maturity, Gross Unrealized Gains	8,788	9,604
Held to maturity, Gross Unrealized Losses	339	611
Held to maturity, Fair Value	356,320	409,554
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	9,460	13,107
Available for sale, Fair Value	9,591	13,314
Held to maturity, Amortized Cost	267,558	264,509
Held to maturity, Gross Unrealized Gains	7,909	7,897
Held to maturity, Gross Unrealized Losses	310	594
Held to maturity, Fair Value	275,157	271,812
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	9,460	13,107
Available for sale, Gross Unrealized Gains	131	207
Available for sale, Fair Value	9,591	13,314
Held to maturity, Amortized Cost	200,672	191,117
Held to maturity, Gross Unrealized Gains	5,661	5,102
Held to maturity, Gross Unrealized Losses	235	413
Held to maturity, Fair Value	206,098	195,806
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	53,004	56,286
Held to maturity, Gross Unrealized Gains	1,494	1,673
Held to maturity, Gross Unrealized Losses	45	132
Held to maturity, Fair Value	54,453	57,827
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	13,882	17,106
Held to maturity, Gross Unrealized Gains	754	1,122
Held to maturity, Gross Unrealized Losses	30	49
Held to maturity, Fair Value	14,606	18,179
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	80,313	136,052
Held to maturity, Gross Unrealized Gains	879	1,707
Held to maturity, Gross Unrealized Losses	29	17
Held to maturity, Fair Value	81,163	137,742
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost		5,000
Available for sale, Fair Value		5,000
Held to maturity, Amortized Cost	29,941	74,904
Held to maturity, Gross Unrealized Gains	75	393
Held to maturity, Gross Unrealized Losses	21	16
Held to maturity, Fair Value	29,995	75,281
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	45,037	45,009
Held to maturity, Gross Unrealized Gains	685	1,291
Held to maturity, Gross Unrealized Losses	7
Held to maturity, Fair Value	45,715	46,300
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	5,335	16,139
Held to maturity, Gross Unrealized Gains	119	23
Held to maturity, Gross Unrealized Losses	1	1
Held to maturity, Fair Value	$ 5,453	$ 16,161